Financial Management - Sensitivity Analysis (Table) (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Disclosure of risk management strategy related to hedge accounting [line items]
Carrying amount	$ (13,977)
Minimum
Disclosure of risk management strategy related to hedge accounting [line items]
Effect on Income and Equity Possible increase through maturity	(355)
Maximum
Disclosure of risk management strategy related to hedge accounting [line items]
Effect on Income and Equity Possible increase through maturity	$ (710)